Deferred Charges, net	12 Months Ended
Dec. 31, 2023
Deferred Charges, net [Abstract]
Deferred Charges, net
5.	Deferred Charges, net:

The movement in deferred dry-docking costs, net in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2021	$3,993,906
Additions	3,968,963
Less: Insurance claim recognized	(624,270)
Amortization and write-offs	(1,980,783)
Balance December 31, 2022	$5,357,816
Additions	1,117,797
Amortization	(2,174,428)
Transfer to Assets held for sale (Note 7(b))	(405,048)
Disposals	(664,676)
Balance December 31, 2023	$3,231,461

During the years ended December 31, 2022 and 2023, four of the Company’s dry bulk carrier vessels (the M/V Magic Horizon, the M/V Magic Moon, the M/V Magic P and the M/V Magic Perseus) and one of the Company’s container vessels (the M/V Ariana A) concluded scheduled drydocking repairs, respectively.